UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2017 to August 31, 2017

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2017

Voya Senior Income Fund

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This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT

voyainvestments.com

Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2017

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	10
Statements of Changes in Net Assets	11
Statement of Cash Flows	12
Financial Highlights	13
Notes to Financial Statements	15
Portfolio of Investments	25
Additional Information	55

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2017
Net Assets	$457,196,747
Total Assets	$673,306,044
Assets Invested in Senior Loans	$638,967,333
Senior Loans Represented	421
Average Amount Outstanding per Loan	$1,517,737
Industries Represented	35
Average Loan Amount per Industry	$18,256,210
Portfolio Turnover Rate (YTD)	49%
Weighted Average Days to Interest Rate Reset	33
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	26.04%

PERFORMANCE SUMMARY

During the period ended August 31, 2017, the Fund's Class A shares distributed total dividends of $0.34, resulting in an average annualized distribution rate(1) of 5.30%. The Fund's Class I and Class W shares each distributed total dividends of $0.36, resulting in an average annualized distribution rate(1) of 5.57% and 5.55%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.31, resulting in an average annualized distribution rate(1) of 4.81%.

The Fund's total return for the period ended August 31, 2017, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was 0.34%, 0.17%, 0.55%, and 0.47%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 1.49%.

PORTFOLIO SPECIFICS

Over the first six months of the Fund's fiscal year, the loan market has returned 1.49%, with interest carry being partially offset by a -0.88% market value return. The negative market value return for loans has primarily been driven by refinancing activity which was prevalent from the beginning of the year through the early part of the summer, as demand remained strong relative to supply. Demand over the period has been primarily driven by collateralized loan obligation ("CLO") issuance which stands at $73 billion year-to-date ("YTD"). Loan fund appetite, on the other hand, moderated over the six-month period,

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

(2)  The Fund's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

as investors continue to reflect on the probability and pace of short-term rate increases. More recently, the combination of improving new issue loan supply and less exuberant net demand across the market over the later months of the period have worked to better stabilize market technicals and thus slow the pace of refinancing activity.

Evidence of that slowdown in refinancing/risk driven returns in the market was shown over the six-month period relative to the year-to-date period in the returns across credit quality. While riskier loans still lead in the YTD race with a return of 6.79%, compared to single B and BB loans at 2.72% and 1.98%, respectively, the playing field has been more even over the recent six-month period. As an indication, BB loans returned 1.44%, while single Bs returned 1.72% and CCC loans returned 1.24% over the six-month period.

From a fundamentals perspective, trailing default activity remained low. The trailing twelve-month Index default rate, as measured by principal amount, ended August at 1.36%.

The Fund underperformed the Index for the six-month period, primarily the result of the use of leverage in an environment marked by the refinancing-driven weakening in loan prices. Leverage was in line with historical levels and the use of leverage continues to be evaluated in conjunction with both fundamental risk and short term technical price movements.

The most significant relative contributors were attributed to selection in the business equipment and services and radio and television sectors. Detractors relative to the Index were primarily due to the Fund's selection in the oil and gas and retail sectors. The largest single issuer decliner over the period was Harvey Gulf International Marine, LLC (oil and gas), which continues to deal with headwinds due to lower oil prices, ship utilization and shipping day rates. The company is in the process of addressing its capital structure over the next several months and we believe that ultimate recovery/recapitalization values warrant holding the position at current levels. The largest detractor within the retail sector was FullBeauty Brands, which continues to have weak results due to increased competition and saturation of the market. The Fund has since exited the name, as in our view, over the near term, there appears to be no clear path for fundamental earnings improvement.

The Fund continues to be well diversified, with 351 individual issuers and 34 different industry sectors represented. The average issuer exposure at period-end stood at 0.28% of assets under management ("AUM"), while the average industry exposure closed the period at 2.94% of AUM.

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion LLC	0.9%	1.3%
Dell Intl LLC	0.8%	1.2%
BMC Software Fin Inc	0.8%	1.2%
Gates Global LLC	0.8%	1.2%
Western Digital Corp	0.8%	1.1%
Univision Communications	0.7%	1.1%
IQOR US Inc	0.7%	1.1%
Gardner Denver Inc	0.7%	1.1%
Amaya Hldgs B V	0.7%	1.1%
Fitness Intl LLC Calif	0.7%	1.0%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2017
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	11.7%	17.2%
Health Care	10.3%	15.1%
Business Equipment & Services	8.8%	12.9%
Telecommunications	5.5%	8.2%
Retailers (Except Food & Drug)	5.3%	7.8%
Chemicals & Plastics	4.6%	6.7%
Insurance	4.4%	6.4%
Lodging & Casinos	4.1%	6.0%
Leisure Good/Activities/Movies	4.0%	5.8%
Containers & Glass Products	3.4%	5.0%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

CURRENT STRATEGY AND OUTLOOK

Looking through to the rest of the year, a recent survey of the LSTA (Loan Syndications and Trading Association) board members indicates that the technical supply/demand balance, as it may influence on spread levels and new deal quality, remains the major factor to watch as it relates to asset class performance. The general expectation seems to be for continued strong CLO issuance and flat-to-slightly positive loan fund AUM growth by year-end. We believe a December Fed Funds decision will likely play a major factor in driving those outcomes.

In our view, the fundamental backdrop barring any exogenous event, points to sound, if not stellar, economic growth and a fairly benign default environment as highlighted by recent U.S. data releases (corporate earnings, jobless claims, retail sales, etc.), as well as positive economic news from Europe. Of particular interest to floating-rate investors is August's 0.4% increase in U.S. Consumer Price Index ("CPI") and its related core CPI gauge that ended a five-month run of weaker-than-expected readings. It is too early to determine if this signals a definite pickup in inflation, but it should assuage recent concerns about a slowdown and possibly help nudge the Federal Reserve into another rate increase fairly soon.

Jeffrey A. Bakalar Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
September 25, 2017

Ratings Distribution as of August 31, 2017
Ba	29.94%
B	64.28%
Caa and below	5.46%
Not rated*	0.32%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the periods Ended August 31, 2017
	1 Year	3 Years	5 Years	10 Years	Since Inception of Classes I and W April 15, 2008
Including Sales Charge:
Class A(1)	2.51%	2.63%	4.59%	4.04%	—
Class C(2)	3.61%	2.98%	4.62%	3.79%	—
Class I	5.39%	3.76%	5.42%	—	5.54%
Class W	5.37%	3.75%	5.42%	—	5.55%
Excluding Sales Charge:
Class A	5.11%	3.49%	5.13%	4.30%	—
Class C	4.60%	2.98%	4.62%	3.79%	—
Class I	5.39%	3.76%	5.42%	—	5.54%
Class W	5.37%	3.75%	5.42%	—	5.55%
S&P/LSTA Leveraged Loan Index(3)	5.80%	3.53%	4.24%	4.88%	5.49%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective, May 1, 2017, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

(3)  Source: S&P/Loan Syndications and Trading Association. The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the LSTA conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2017	4.39%	4.00%	4.78%	4.76%
February 28, 2017	4.99%	4.62%	5.40%	5.37%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2017	5.30%	4.81%	5.57%	5.55%
February 28, 2017	5.38%	4.89%	5.64%	5.62%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be determined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Fund's Common Shares. If short-term market interest rates fall, the yield on the Fund's Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Fund's Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate will generally decrease when the market rate of interest to which the inverse security is indexed increases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Fund's exposure to risks associated with rising interest rates.

Market interest rates in the United States are at or near historic lows, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The Fund's use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Fund's Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Fund's Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. The Fund also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers of not less than 5% of its outstanding Common Shares. If more than the respective monthly repurchase offer of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2017 (Unaudited)

ASSETS:
Investments in securities at value (Cost $652,094,483)	$640,198,761
Cash	3,841,881
Foreign currencies at value (Cost $601,842)	601,860
Receivables:
Investment securities sold	24,115,144
Fund shares sold	1,243,857
Dividends and interest	3,202,303
Prepaid expenses	70,409
Other assets	31,829
Total assets	673,306,044
LIABILITIES:
Notes payable	175,300,000
Payable for investment securities purchased	36,996,539
Accrued interest payable	602,298
Payable for investment management fees	532,028
Payable for distribution and shareholder service fees	165,154
Income distribution payable	1,739,133
Unrealized depreciation on forward foreign currency contracts	277,365
Unfunded loan commitments (Note 7)	129,390
Accrued trustees fees	9,339
Payable to trustees under the deferred compensation plan (Note 9)	31,829
Other accrued expenses and liabilities	326,222
Total liabilities	216,109,297
NET ASSETS	$457,196,747
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$689,184,422
Distributions in excess of net investment income	(3,686,879)
Accumulated net realized loss	(215,961,350)
Net unrealized depreciation	(12,339,446)
NET ASSETS	$457,196,747

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2017 (Unaudited) (continued)

Class A
Net assets	$195,366,082
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	15,563,601
Net asset value and redemption price per share(2)	$12.55
Maximum offering price per share (2.50%)(1)	$12.87
Class C
Net assets	$190,555,072
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	15,210,242
Net asset value and redemption price per share(2)	$12.53
Class I
Net assets	$46,100,560
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	3,683,449
Net asset value and redemption price per share	$12.52
Class W
Net assets	$25,175,033
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	2,004,169
Net asset value and redemption price per share	$12.56

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2017 (Unaudited)

INVESTMENT INCOME:
Interest	$16,728,501
Other fees	306,361
Total investment income	17,034,862
EXPENSES:
Investment management fees	2,993,691
Distribution and service fees:
Class A	258,856
Class B(1)	47
Class C	766,050
Transfer agent fees:
Class A	84,866
Class B(1)	4
Class C	83,770
Class I	12,962
Class W	11,034
Interest expense	1,895,078
Custodian fees	159,528
Professional fees	63,382
Trustees fees	10,458
Registration fees	38,018
Shareholder reporting expense	93,550
Miscellaneous expense	21,337
Total expenses	6,492,631
Waived and reimbursed fees	(90,543)
Net expenses	6,402,088
Net investment income	10,632,774
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(2,394,324)
Forward foreign currency contracts	(1,950,189)
Foreign currency related transactions	(461,114)
Net realized loss	(4,805,627)
Net change in unrealized appreciation (depreciation) on:
Investments	(3,891,218)
Forward foreign currency contracts	(272,931)
Foreign currency related transactions	(197,728)
Net change in unrealized appreciation (depreciation)	(4,361,877)
Net realized and unrealized loss	(9,167,504)
Increase in net assets resulting from operations	$1,465,270

(1)  Class B converted to Class A on May 2, 2017

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CHANGES IN NET ASSETS (Unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
FROM OPERATIONS:
Net investment income	$10,632,774	$24,878,784
Net realized loss	(4,805,627)	(7,698,741)
Net change in unrealized appreciation (depreciation)	(4,361,877)	47,397,401
Increase in net assets resulting from operations	1,465,270	64,577,444
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class A	(5,563,301)	(11,005,526)
Class B(1)	(227)	(2,132)
Class C	(4,981,022)	(11,072,310)
Class I	(1,328,895)	(2,137,701)
Class W	(755,698)	(1,556,760)
Decrease in net assets from distributions to shareholders	(12,629,143)	(25,774,429)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	43,603,530	72,143,288
Reinvestment of distributions	1,658,566	3,436,578
	45,262,096	75,579,866
Cost of shares repurchased	(72,760,469)	(95,819,522)
Net increase (decrease) in net assets resulting from capital share transactions	(27,498,373)	(20,239,656)
Net increase (decrease) in net assets	(38,662,246)	18,563,359
NET ASSETS:
Beginning of year or period	495,858,993	477,295,634
End of year or period	$457,196,747	$495,858,993
Distributions in excess of net investment income at end of year or period	$(3,686,879)	$(1,690,510)

(1)  Class B converted to Class A on May 2, 2017

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2017 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$15,817,473
Other income received	303,202
Interest paid	(1,313,683)
Other operating expenses paid	(5,339,718)
Purchases of securities	(347,444,644)
Proceeds on sale of securities	361,168,434
Net cash provided by operating activities	23,191,064
Cash Flows From Financing Activities:
Distributions paid to common shareholders from net investment income (net of reinvestments)	(10,956,425)
Proceeds from shares sold	43,632,397
Disbursements for shares repurchased	(72,760,469)
Proceeds from notes payable	151,600,000
Repayment of notes payable	(131,100,000)
Net cash flows used in financing activities	(19,584,497)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(2,027)
Cash
Net increase in cash	3,604,540
Cash and foreign currency at beginning of year or period	839,201
Cash and foreign currency at end of year or period	$4,443,741
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$1,465,270
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	3,891,218
Change in unrealized appreciation or depreciation on forward foreign currency contracts	272,931
Change in unrealized appreciation or depreciation on foreign currency related transactions	197,728
Accretion of discounts on investments	(663,390)
Net amortization of premiums on investments	222,079
Net realized loss on sale of investments, forward foreign currency contracts and foreign currency related transactions	4,805,627
Purchases of securities	(347,444,644)
Proceeds from disposition of securities	361,168,434
Increase in other assets	(3,159)
Increase in interest receivable	(469,717)
Increase in prepaid expenses	(13,725)
Increase in accrued interest payable	581,395
Increase in payable for investment management fees	68,717
Decrease in unfunded loan commitments	(815,709)
Increase in payable for shareholder service and distribution fees	2,056
Increase in accrued trustee fees	4,374
Decrease in accrued expenses	(78,421)
Total adjustments	21,725,794
Net cash provided by operating activities	$23,191,064
Non Cash Financing Activities
Receivable for shares sold	$1,243,857
Reinvestment of distributions	$1,658,566

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance											Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)		Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)		(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-17	12.85	0.29		(0.25)	0.04	(0.34)	—	—	(0.34)	12.55	0.34		1.68	2.46	4.56	1.72		2.50		4.52		195,366	49
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56		1.63	2.12	5.34	1.68		2.17		5.28		207,989	69
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)		1.65	2.07	5.48	1.75		2.17		5.38		196,812	44
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81		1.66	2.09	4.90	1.69		2.12		4.87		264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44		1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	12.76	0.95		0.60	1.55	(0.97)	—	—	(0.97)	13.34	12.56		1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13		1.63	2.09	5.54	1.66		2.13		5.51		237,853	68
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52		1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65		1.46	1.82	4.44	1.61	(5)	1.97	(5)	4.29	(5)	455,482	39
02-28-09	13.21	0.77		(4.47)	(3.70)	(0.77)	—	—	(0.77)	8.74	(29.08	)(a)	1.61	2.81	6.52	1.71		2.91		6.42		278,225	10
02-29-08	15.57	1.04		(2.35)	(1.31)	(0.95)	(0.03)	(0.07)	(1.05)	13.21	(8.94)		1.53	2.81	6.85	1.53		2.81		6.85		595,017	56
Class C
08-31-17	12.82	0.27		(0.25)	0.02	(0.31)	—	—	(0.31)	12.53	0.17		2.18	2.96	4.05	2.22		3.00		4.01		190,555	49
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93		2.13	2.62	4.84	2.18		2.67		4.79		214,361	69
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)		2.15	2.57	4.98	2.25		2.67		4.88		220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38		2.16	2.59	4.42	2.19		2.62		4.39		294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85		2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05		2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)		2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99		2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87		1.96	2.32	3.98	2.11	(5)	2.47	(5)	3.83	(5)	388,111	39
02-28-09	13.19	0.71		(4.46)	(3.75)	(0.71)	—	—	(0.71)	8.73	(29.42	)(a)	2.11	3.31	6.02	2.21		3.41		5.92		280,599	10
02-29-08	15.55	0.96		(2.34)	(1.38)	(0.88)	(0.03)	(0.07)	(0.98)	13.19	(9.42)		2.04	3.35	6.35	2.04		3.35		6.35		625,516	56
Class I
08-31-17	12.81	0.32		(0.25)	0.07	(0.36)	—	—	(0.36)	12.52	0.55		1.43	2.21	4.80	1.44		2.22		4.80		46,101	49
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79		1.38	1.87	5.57	1.41		1.90		5.55		46,319	69
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)		1.40	1.82	5.71	1.48		1.90		5.63		33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09		1.41	1.84	5.14	1.41		1.84		5.14		53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76		1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87		1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38		1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05		1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19		1.21	1.57	4.42	1.36	(5)	1.72	(5)	4.27	(5)	26	39
04-15-08(4)-02-28-09	13.24	0.66		(4.61)	(3.95)	(0.62)	—	—	(0.62)	8.67	(30.38	)(a)	1.26	2.46	6.87	1.36		2.56		6.77		2	10
Class W
08-31-17	12.86	0.31		(0.25)	0.06	(0.36)	—	—	(0.36)	12.56	0.47		1.43	2.21	4.80	1.47		2.25		4.76		25,175	49
02-28-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83		1.38	1.87	5.59	1.43		1.92		5.54		27,161	69
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)		1.40	1.82	5.73	1.50		1.92		5.63		26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08		1.41	1.84	5.15	1.44		1.87		5.12		31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65		1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	12.76	0.98		0.62	1.60	(1.00)	—	—	(1.00)	13.36	13.00		1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38		1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75		1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18		1.21	1.57	4.47	1.36	(5)	1.72	(5)	4.32	(5)	27,950	39
04-15-08(4)-02-28-09	13.24	0.65		(4.56)	(3.91)	(0.62)	—	—	(0.62)	8.71	(30.07	)(a)	1.21	2.56	8.25	1.31		2.66		8.15		4,202	10

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class C – 0.90% of

Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Commencement of operations.

(5)  Includes excise tax fully reimbursed by the Investment Advisor.

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

(a)  There was no impact on total return due to payments by affiliates.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-17	175,300	3,610	178,305	15,564
02-28-17	154,800	4,200	149,897	16,188
02-29-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
02-28-09	152,000	5,080	288,762	31,849
02-29-08	544,000	3,484	426,164	45,039
Class C
08-31-17	175,300	3,610	178,305	15,210
02-28-17	154,800	4,200	149,897	16,715
02-29-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,664
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
02-28-09	152,000	5,080	288,762	32,152
02-29-08	544,000	3,484	426,164	47,406
Class I
08-31-17	175,300	3,610	178,305	3,683
02-28-17	154,800	4,200	149,897	3,615
02-29-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
04-15-08(2)-02-28-09	152,000	5,080	288,762	0 *
Class W
08-31-17	175,300	3,610	178,305	2,004
02-28-17	154,800	4,200	149,897	2,113
02-29-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219
04-15-08(2)-02-28-09	152,000	5,080	288,762	482

(1)  Based on the active days of borrowing.

(2)  Commencement of operations.

*  Amount is less than 500.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within six months of purchase. At the close of business on May 2, 2017 (the "Conversion Date"), all outstanding Class B shares of the Fund were converted to Class A shares of the Fund, which was prior to the date the Class B shares would normally be converted to Class A shares. Shareholders will benefit from the earlier Conversion Date because the 12b-1 fees for Class A shares are lower than the 12b-1 fees for Class B shares. Class B shares are not available for purchase. No contingent deferred sales charges ("CDSCs") will be payable in connection with this early conversion. Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges,

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included following the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The beginning of period timing recognition is used for the transfers between Levels of the Fund's assets and liabilities. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

For the period ended August 31, 2017, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

For the period ended August 31, 2017, the Fund had an average quarterly contract amount on forward foreign currency contracts to sell of $21,536,526. Please refer to the table following the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2017.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2017, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $333,630,780 and $376,558,110, respectively. At August 31, 2017, the Fund held senior loans valued at $638,967,333 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 3 — INVESTMENTS (continued)

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. For the purposes of the Management Agreement, "Managed Assets" shall mean the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

The Expense Limitation Agreement is contractual through July 1, 2018 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

As of August 31, 2017, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2018	2019	2020	Total
$224,949	$317,155	$108,651	$650,755

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2017, are as follows:

	August 31,
	2018	2019	2020	Total
Class A	$83,021	$29,324	$53,457	$165,802
Class C	88,633	33,283	54,942	176,858
Class W	9,963	3,908	7,059	20,930

NOTE 7 — COMMITMENTS

Effective May 12, 2017, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $231 million maturing May 11, 2018. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. There was $175.3 million of borrowings outstanding at August 31, 2017. The weighted average interest rate on outstanding borrowings at August 31, 2017 was 2.18%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.04% of total assets at August 31, 2017. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2017 were $178,305,435 and the average annualized interest rate was 2.11%.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2017, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreement:

Engineered Machinery Holdings, Inc.	$20,636
TricorBraun Holdings, Inc.	108,754
$129,390

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2017.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2017, the Fund held no subordinated loans or unsecured loans.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-17	1,550,568	66,620	(2,241,236)	875	(624,048)
02-28-17	2,857,977	143,285	(3,415,999)	—	(414,737)
Class B(1)
08-31-17	9	4	(2,246)	(2,055)	(2,233)
02-28-17	108	40	(3,755)	—	(3,607)
Class C
08-31-17	824,370	46,151	(2,375,656)	—	(1,505,135)
02-28-17	1,164,564	95,250	(3,211,174)	—	(1,951,360)
Class I
08-31-17	903,042	3,481	(838,241)	—	68,282
02-28-17	1,408,136	4,775	(607,028)	—	805,883
Class W
08-31-17	160,321	14,666	(283,330)	—	(108,343)
02-28-17	265,723	29,431	(400,154)	—	(105,000)
Year or period ended	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
	($)	($)	($)	($)	($)
Class A
08-31-17	19,715,252	844,610	(28,424,480)	26,057	(7,864,618)
02-28-17	36,284,390	1,806,200	(42,875,532)	—	(4,784,942)
Class B(1)
08-31-17	115	57	(28,495)	(26,057)	(28,323)
02-28-17	1,335	498	(46,701)	—	(44,868)
Class C
08-31-17	10,431,545	583,959	(30,120,511)	—	(19,105,007)
02-28-17	14,653,236	1,198,574	(40,266,533)	—	(24,414,723)
Class I
08-31-17	11,410,238	43,896	(10,587,401)	—	866,733
02-28-17	17,843,693	60,047	(7,595,607)	—	10,308,133
Class W
08-31-17	2,046,380	186,044	(3,599,582)	—	(1,367,158)
02-28-17	3,360,634	371,259	(5,035,149)	—	(1,303,256)

(1)  Class B converted to Class A on May 2, 2017.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2017	Year Ended February 28, 2017
Ordinary Income	Ordinary Income
$12,629,143	$25,774,429

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2017 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2017 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Fund's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
Deferred	(Depreciation)	Amount	Character	Expiration
$(3,075,034)	$(7,935,767)	$(133,167,631)	Short-term	2018
		(31,805,887)	Short-term	2019
		(476,046)	Short-term	None
		(42,610,226)	Long-term	None
		$(208,059,790)

As a result of amendments to Regulation S-X, tax cost, appreciation and depreciation now reflect the Fund's entire portfolio. This includes investments, derivatives, short positions and foreign cash, if applicable. As of August 31, 2017, cost for federal income tax purposes was $652,718,965. Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$5,629,706
Gross Unrealized Depreciation	(17,991,792)
Net Unrealized Depreciation	$(12,362,086)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2017, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2012.

NOTE 14 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2017, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05202	Daily	Daily	October 2, 2017
C	$0.04688	Daily	Daily	October 2, 2017
I	$0.05460	Daily	Daily	October 2, 2017
W	$0.05460	Daily	Daily	October 2, 2017

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 139.7%
		Aerospace & Defense: 2.8%
1,500,000		American Airlines, Inc. 2016 USD Term Loan B, 3.727%, (US0003M + 2.500%), 12/14/23	$1,506,328	0.3
4,615,000		Avolon Term Loan B Borrower 1 (Luxembourg) S.a.r.l. Term Loan B2, 3.981%, (US0003M + 2.750%), 01/13/22	4,634,872	1.0
2,089,500		DigitalGlobe, Inc. 2016 Term Loan B, 3.989%, (US0003M + 2.750%), 12/16/23	2,089,935	0.4
2,680,000	(1)	MacDonald, Dettwiler and Associates Ltd. Term Loan B, 4.068%, (US0003M + 2.750%), 07/06/24	2,672,630	0.6
1,210,604		TransDigm, Inc. 2016 Extended Term Loan F, 4.239%, (US0003M + 3.000%), 06/09/23	1,213,630	0.3
760,000		TransDigm, Inc. 2017 Term Loan G, 4.264%, (US0003M + 3.000%), 08/15/24	761,663	0.2
			12,879,058	2.8
		Auto Components: 0.3%
1,343,250		Broadstreet Partners Inc. Term Loan, 5.489%, (US0003M + 4.250%), 10/27/23	1,364,868	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Automotive: 4.9%
	1,016,358	BBB Industries U.S. Holdings, Inc. 2014 First Lien Term Loan, 5.739%, (US0001M + 4.500%), 09/24/21	$1,028,097	0.2
	1,275,000	Bright Bidco B.V. Term Loan B, 5.796%, (US0003M + 4.500%), 02/27/24	1,289,609	0.3
	1,454,013	Dealer Tire, LLC 2016 Term Loan B, 5.063%, (US0003M + 3.750%), 12/22/21	1,466,508	0.3
	2,257,026	Dynacast International LLC Term Loan B, 4.546%, (US0003M + 3.250%), 01/30/22	2,265,489	0.5
	1,081,391	Federal-Mogul Holdings Corporation New Term Loan C, 4.982%, (US0003M + 3.750%), 04/15/21	1,085,897	0.2
EUR	997,500	Gates Global LLC 2017 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/01/24	1,195,936	0.3
	4,018,722	Gates Global LLC 2017 USD Term Loan B, 4.546%, (US0003M + 3.250%), 03/17/24	4,038,586	0.9
	1,409,310	Key Safety Systems, Inc. New First Lien Term Loan, 5.820%, (US0003M + 4.500%), 08/29/21	1,418,470	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Automotive (continued)
1,566,156	Midas Intermediate Holdco II, LLC Incremental Term Loan B, 4.046%, (US0003M + 2.750%), 08/18/21	$1,566,156	0.3
1,237,530	NN, Inc. 2016 Term Loan B, 5.489%, (US0003M + 4.250%), 09/21/22	1,239,657	0.3
564,300	NN, Inc. 2017 Term Loan, 4.989%, (US0003M + 3.750%), 03/22/21	565,241	0.1
855,000	Superior Industries International, Inc. First Lien Term Loan B, 5.787%, (US0003M + 4.500%), 03/22/24	846,450	0.2
2,087,813	TI Group Automotive Systems, L.L.C. 2015 USD Term Loan B, 3.989%, (US0003M + 2.750%), 06/24/22	2,096,947	0.5
1,700,000	Truck Hero, Inc. First Lien Term Loan, 5.231%, (US0003M + 4.000%), 04/21/24	1,698,584	0.4
565,000	Truck Hero, Inc. Second Lien Term Loan, 9.481%, (US0003M + 8.250%), 04/17/25	566,648	0.1
		22,368,275	4.9
	Brokers, Dealers & Investment Houses: 0.3%
1,146,488	Capital Automotive L.P. 2017 Second Lien Term Loan, 7.240%, (US0003M + 6.000%), 03/24/25	1,162,790	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Building & Development: 3.9%
2,299,238	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B, 3.739%, (US0003M + 2.500%), 10/31/23	$2,306,422	0.5
1,142,868	Capital Automotive L.P. 2017 First Lien Term Loan, 4.240%, (US0003M + 3.000%), 03/24/24	1,150,962	0.2
807,975	Clark Equipment Company 2017 Term Loan B, 4.013%, (US0003M + 2.750%), 05/11/24	812,099	0.2
3,024,753	Forterra Finance, LLC 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 10/25/23	2,543,817	0.6
735,000	HD Supply Waterworks, Ltd. 2017 Term Loan B, 4.455%, (US0003M + 3.500%), 07/12/24	739,594	0.2
771,125	Henry Company LLC Term Loan B, 5.739%, (US0003M + 4.500%), 09/28/23	784,620	0.2
430,000	Installed Building Products, Inc. Term Loan B, 4.239%, (US0003M + 3.000%), 03/23/24	432,150	0.1
446,225	MX Holdings US, Inc. Term Loan B1B, 3.989%, (US0003M + 2.750%), 08/14/23	448,456	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development: (continued)
	1,439,296	NCI Building Systems, Inc. New Term Loan, 4.254%, (US0003M + 3.000%), 06/24/19	$1,451,890	0.3
	1,582,000	Quikrete Holdings INC Term Loan, 3.989%, (US0003M + 2.750%), 11/02/23	1,578,243	0.3
	566,427	LS Newco Pty Ltd. 2016 Term Loan B, 4.796%, (US0003M + 3.500%), 05/21/22	569,259	0.1
	700,000	Werner Co. 2017 Term Loan, 5.258%, (US0003M + 4.000%), 06/23/24	702,625	0.1
	1,666,625	Wilsonart LLC 2016 Term Loan, 4.800%, (US0003M + 3.500%), 12/19/23	1,674,215	0.4
EUR	1,080,000	Xella International GmbH 2017 EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 02/02/24	1,294,640	0.3
	1,511,029	Zekelman Industries, Inc. Term Loan B, 4.789%, (US0003M + 3.500%), 06/14/21	1,514,570	0.3
			18,003,562	3.9
		Business Equipment & Services: 12.9%
	2,466,516	Acosta Holdco, Inc. 2015 Term Loan, 4.489%, (US0003M + 3.250%), 09/26/21	2,220,893	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,668,044		Advantage Sales & Marketing, Inc. 2014 First Lien Term Loan, 4.546%, (US0003M + 3.250%), 07/25/21	$2,566,325	0.5
410,000		Advantage Sales & Marketing, Inc. Incremental Term Loan B, 4.561%, (US0003M + 3.250%), 07/25/21	394,369	0.1
2,578,538		AlixPartners, LLP 2017 Term Loan B, 4.296%, (US0003M + 3.000%), 04/29/24	2,598,338	0.6
1,211,849		Allflex Holdings III, Inc. New First Lien Term Loan, 4.706%, (US0003M + 3.250%), 07/18/20	1,220,938	0.3
2,360,000		Almonde, Inc. USD First Lien Term Loan, 4.817%, (US0003M + 3.500%), 04/27/24	2,367,670	0.5
300,000		Almonde, Inc. USD Second Lien Term Loan, 8.567%, (US0003M + 7.250%), 04/27/25	306,696	0.1
990,000	(1)	Ascend Learning, LLC 2017 Term Loan B, 4.533%, (US0003M + 3.250%), 07/05/22	994,331	0.2
795,000		Array Canada Inc. Term Loan B, 6.296%, (US0003M + 5.000%), 01/02/23	795,994	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services: (continued)
1,089,828			Learning Care Group (US) No. 2 Inc. New Term Loan, 5.175%, (US0003M + 4.000%), 05/05/21	$1,105,494	0.2
545,882			Camelot UK Holdco Limited 2017 Term Loan B, 4.739%, (US0003M + 3.500%), 10/03/23	549,196	0.1
720,000			Colorado Buyer Inc Term Loan B, 4.310%, (US0003M + 3.000%), 03/28/24	724,770	0.2
992,500			DTI Holdco, Inc. 2016 Term Loan B, 6.561%, (US0003M + 5.250%), 09/21/23	961,071	0.2
101,239	(1	),(2)	Duravant LLC First Lien Delayed Draw Term Loan, 3.450%, (US0003M + 3.250%), 07/24/24	101,302	0.0
42,553	(1)		Duravant LLC Second Lien Delayed Draw Term Loan, 8.568%, (US0003M + 7.250%), 07/18/25	42,872	0.0
778,761	(1)		Duravant LLC USD First Lien Term Loan, 4.733%, (US0003M + 3.750%), 07/25/24	779,248	0.2
357,447	(1)		Duravant LLC USD Second Lien Term Loan, 8.568%, (US0003M + 8.000%), 07/18/25	360,128	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,605,143	EIG Investors Corp. 2017 Term Loan, 5.317%, (US0003M + 4.000%), 02/09/23	$1,621,697	0.3
	327,000	Element Materials Technology Group US Holdings Inc 2017 USD Term Loan B, 4.748%, (US0003M + 3.500%), 06/01/24	330,406	0.1
EUR	548,625	Equinix Inc. EUR 2016 Term Loan B, 2.500%, (EUR003M + 2.500%), 12/09/23	655,998	0.1
	897,750	EVO Payments International Term Loan B, 6.240%, (US0003M + 5.000%), 11/15/23	908,832	0.2
	982,609	First American Payment Systems, L.P. 2016 Term Loan, 6.981%, (US0003M + 5.750%), 01/03/24	983,427	0.2
	1,766,478	First Data Corporation 2017 Term Loan, 3.736%, (US0003M + 2.500%), 04/26/24	1,769,680	0.4
EUR	988,298	Foncia Groupe 2016 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/28/23	1,184,885	0.3
	559,581	Garda World Security Corporation 2017 Term Loan, 5.315%, (PRIME + 3.000%), 04/05/24	565,526	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services: (continued)
EUR	1,000,000	(1)	GTCR Valor Companies, Inc. EUR 2017 Term Loan B1, 5.568%, (EUR003M + 4.250%), 06/20/23	$1,207,811	0.3
	1,095,000	(1)	GTCR Valor Companies, Inc. USD 2017 Term Loan B1, 5.568%, (US0003M + 4.250%), 06/20/23	1,105,676	0.2
EUR	688,373		ION Trading Finance Limited EUR Term Loan B1, 3.750%, (EUR003M + 2.750%), 08/11/23	828,693	0.2
	1,976,440		IQOR US Inc. Second Lien Term Loan, 10.049%, (US0003M + 8.750%), 04/01/22	1,924,558	0.4
	3,040,006		IQOR US Inc. Term Loan B, 6.299%, (US0003M + 5.000%), 04/01/21	3,022,907	0.7
	3,305,399		KUEHG Corp 2017 First Lien Term Loan, 5.046%, (US0003M + 3.750%), 08/13/22	3,311,596	0.7
EUR	950,000		Misys Europe SA EUR First Lien Term Loan, 3.250%, (EUR003M + 3.250%), 04/20/24	1,145,872	0.2
	324,000		MORTGAGE CONTRACTING SERVICES ASP Acquisition Corp. Term Loan B, 6.056%, (US0003M + 4.750%), 05/12/24	329,670	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
220,000		Neustar Inc, Aerial Merger Sub, Inc. Second Lien Term Loan, 9.312%, (US0003M + 8.000%), 02/24/25	$223,163	0.1
950,000	(1)	Neustar Inc, Aerial Merger Sub, Inc. Term Loan B2, 5.068%, (US0003M + 3.750%), 02/28/24	958,906	0.2
1,790,000		Peak 10, Inc. 2017 First Lien Term Loan, 4.811%, (US0003M + 4.000%), 07/18/24	1,794,922	0.4
465,000		Peak 10, Inc. 2017 Second Lien Term Loan, 8.561%, (US0003M + 7.750%), 07/18/25	473,138	0.1
2,427,252		Pre-Paid Legal Services, Inc. First Lien Term Loan, 6.500%, (US0003M + 5.250%), 05/31/19	2,451,524	0.5
1,000,000		Pre-Paid Legal Services, Inc. Second Lien Term Loan, 10.250%, (US0003M + 9.000%), 05/31/20	1,007,500	0.2
790,000	(1)	Sandvine Corporation Term Loan B, 7.068%, (US0003M + 4.750%), 08/01/24	758,400	0.2
1,308,811		Solera Holdings, Inc. USD Term Loan B, 4.507%, (US0003M + 3.250%), 02/10/23	1,315,253	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services: (continued)
	1,919,557		Spin Holdco Inc. 2017 Term Loan B, 5.014%, (US0003M + 3.750%), 11/14/22	$1,925,955	0.4
	2,710,000	(1)	Staples, Inc. 2017 Term Loan B, 5.318%, (US0003M + 4.000%), 08/06/24	2,694,960	0.6
	1,060,000		SurveyMonkey Inc. 2017 Term Loan, 5.800%, (US0003M + 4.500%), 04/13/24	1,075,900	0.2
	435,000		Switch, LTD. Term Loan B, 3.984%, (US0003M + 2.750%), 06/20/24	437,787	0.1
EUR	1,000,000	(1)	Techem GmbH 2017 EUR Term Loan B, 4.318%, (EUR003M + 3.250%), 07/31/24	1,201,686	0.3
	220,000	(1)	United Site Services, Inc. First Lien Term Loan B, 5.068%, (US0003M + 3.750%), 08/10/24	222,200	0.1
	150,000	(1)	United Site Services, Inc. Second Lien Term Loan B, 9.068%, (US0003M + 7.750%), 08/10/25	151,125	0.0
	91,281		Coinamatic Canada Inc. Canadian First Lien Term Loan, 4.489%, (US0003M + 3.250%), 05/04/22	91,395	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	521,218	WASH Multifamily Laundry Systems, LLC 2015 First Lien Term Loan, 4.489%, (US0003M + 3.250%), 04/21/22	$521,870	0.1
	2,648,300	West Corporation 2016 Term Loan B12, 3.759%, (US0003M + 2.500%), 06/17/23	2,649,129	0.6
			58,941,682	12.9
		Cable & Satellite Television: 4.4%
EUR	997,500	Numericable Group SA EUR Term Loan B11, 3.000%, (EUR003M + 3.000%), 06/20/25	1,192,751	0.3
	847,875	Numericable Group SA USD Term Loan B11, 4.061%, (US0003M + 2.750%), 06/21/25	846,058	0.2
	2,451,475	Numericable U.S. LLC USD Term Loan B10, 4.561%, (US0003M + 3.250%), 01/13/25	2,464,115	0.5
	1,591,013	Radiate Holdco, LLC First Lien Term Loan, 4.239%, (US0003M + 3.000%), 12/02/23	1,570,983	0.3
	1,995,000	Telenet Financing USD LLC USD Term Loan AI, 3.977%, (US0003M + 2.750%), 03/31/25	2,001,412	0.4
EUR	1,000,000	Telenet International Finance S.a.r.l. EUR Term Loan AH, 3.000%, (EUR003M + 3.000%), 03/31/26	1,201,033	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Cable & Satellite Television: (continued)
	918,074	Telesat Canada Term Loan B4, 4.300%, (US0003M + 3.000%), 11/17/23	$925,724	0.2
	1,900,000	UPC Financing Partnership USD Term Loan AP, 3.977%, (US0003M + 2.750%), 04/15/25	1,906,730	0.4
	2,350,000	Virgin Media Investment Holdings Limited USD Term Loan I, 3.977%, (US0003M + 2.750%), 01/31/25	2,358,079	0.5
	480,009	WaveDivision Holdings, LLC Term Loan B, 4.030%, (US0003M + 2.750%), 10/15/19	481,089	0.1
	3,970,000	WideOpenWest Finance LLC 2017 Term Loan B, 4.478%, (US0003M + 3.250%), 08/18/23	3,974,963	0.9
EUR	1,000,000	Ziggo Secured Finance BV EUR Term Loan F, 3.000%, (EUR003M + 3.000%), 04/23/25	1,196,701	0.3
			20,119,638	4.4
		Chemicals & Plastics: 6.7%
EUR	694,750	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 05/31/23	830,943	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	698,597		Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 4.567%, (US0003M + 3.250%), 05/31/23	$701,216	0.1
	526,316		Allnex USA, Inc. USD Term Loan B3, 4.567%, (US0003M + 3.250%), 05/31/23	528,290	0.1
	424,000		Alpha 3 B.V. 2017 Term Loan B1, 4.296%, (US0003M + 3.000%), 01/24/24	425,767	0.1
	3,391,500		Avantor Performance Materials Holdings, LLC 2017 First Lien Term Loan, 5.240%, (US0003M + 4.000%), 03/10/24	3,413,758	0.8
	200,000		Avantor Performance Materials Holdings, LLC 2017 Second Lien Term Loan, 9.490%, (US0003M + 8.250%), 03/10/25	201,125	0.0
	589,138		Colouroz Investment 2 LLC USD Second Lien Term Loan B2, 8.563%, (US0003M + 7.250%), 09/06/22	575,882	0.1
EUR	1,000,000	(1)	Diamond (BC) B.V. EUR Term Loan, 4.568%, (EUR003M + 3.750%), 07/25/24	1,189,459	0.2
	755,000	(1)	Diamond (BC) B.V. USD Term Loan, 4.318%, (US0003M + 3.500%), 07/12/24	752,405	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Chemicals & Plastics: (continued)
2,051,649	Emerald Performance Materials, LLC New First Lien Term Loan, 4.739%, (US0001M + 3.500%), 08/01/21	$2,066,010	0.5
1,000,000	Emerald Performance Materials, LLC New Second Lien Term Loan, 8.989%, (US0001M + 7.750%), 08/01/22	1,001,563	0.2
212,627	Colouroz Investment 1, GMBH USD Term Loan C, 4.312%, (US0003M + 3.000%), 09/07/21	208,375	0.0
1,286,221	Colouroz Investment 1, GMBH USD First Lien Term Loan B2, 4.312%, (US0003M + 3.000%), 09/07/21	1,269,339	0.3
838,296	Huntsman International LLC Term Loan B, 4.239%, (US0003M + 3.000%), 11/03/23	844,709	0.2
2,253,595	INEOS Styrolution Group GmbH USD 2017 First Lien Term Loan, 4.046%, (US0003M + 2.750%), 03/07/24	2,268,032	0.5
2,052,915	Ineos US Finance LLC 2022 USD Term Loan, 4.007%, (US0003M + 2.750%), 03/31/22	2,062,699	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	1,042,138	Inovyn Finance PLC 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.000%), 05/31/24	$1,255,457	0.3
EUR	1,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/13/24	1,175,384	0.3
	1,000,000	Klockner- Pentaplast of America, Inc. USD 2017 Term Loan B2, 5.546%, (US0003M + 4.250%), 06/13/24	1,000,000	0.2
	689,618	KMG Chemicals Inc Term Loan B, 5.489%, (US0003M + 4.250%), 04/23/24	700,842	0.2
	1,424,100	Kraton Polymers, LLC 2016 Term Loan B, 4.239%, (US0003M + 3.000%), 01/06/22	1,439,554	0.3
	1,391,425	MacDermid, Inc. USD Term Loan B6, 4.234%, (US0003M + 3.000%), 06/07/23	1,399,624	0.3
EUR	450,000	Novacap S.A. EUR Term Loan B, 4.250%, (EUR003M + 4.250%), 04/28/23	540,894	0.1
	891,569	Orion Engineered Carbons GmbH USD Term Loan, 3.796%, (US0003M + 3.000%), 07/25/21	898,256	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Chemicals & Plastics: (continued)
EUR	500,000		Parexgroup SA, Financiere Dry Mix Solutions S.A.S. EUR First Lien Term Loan, 3.500%, (EUR003M + 3.500%), 03/08/24	$598,611	0.1
	420,758		PQ Corporation 2017 USD Term Loan, 4.562%, (US0003M + 3.250%), 11/04/22	423,914	0.1
	110,345		Royal Holdings, Inc. 2015 Second Lien Term Loan, 8.794%, (US0003M + 7.500%), 06/01/23	110,552	0.0
	982,538		Royal Holdings, Inc. 2017 Term Loan B, 4.546%, (US0003M + 3.250%), 06/30/22	990,275	0.2
	1,063,007		Solenis International, LP USD First Lien Term Loan, 4.567%, (US0003M + 3.250%), 07/02/21	1,067,076	0.2
	285,000	(1)	Trinseo Materials Operating S.C.A. 2017 Term Loan, 3.818%, (US0003M + 2.500%), 08/16/24	286,544	0.1
	425,000		Venator Materials Corporation Term Loan B, 4.312%, (US0003M + 3.000%), 06/20/24	427,391	0.1
				30,653,946	6.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Clothing/Textiles: 0.8%
3,502,263	Varsity Brands, Inc. First Lien Term Loan, 4.732%, (US0003M + 3.500%), 12/03/21	$3,527,591	0.8
398,442	Vince, LLC Term Loan B, 6.312%, (US0003M + 5.000%), 11/27/19	348,637	0.1
		3,876,228	0.9
	Conglomerates: 0.5%
1,085,155	Jason Incorporated First Lien Term Loan, 5.796%, (US0003M + 4.500%), 05/21/21	1,007,024	0.2
599,932	Jason Incorporated Second Lien Term Loan, 9.296%, (US0003M + 8.000%), 05/21/22	452,949	0.1
610,388	WireCo WorldGroup, Inc. First Lien Term Loan, 6.817%, (US0003M + 5.500%), 07/13/23	617,000	0.2
		2,076,973	0.5
	Containers & Glass Products: 5.0%
1,325,000	Albea Beauty Holdings S.A USD First Lien Term Loan, 5.163%, (US0003M + 3.750%), 03/09/24	1,323,344	0.3
550,000	Berlin Packaging LLC 2014 Second Lien Term Loan, 7.990%, (US0003M + 6.750%), 09/24/22	554,355	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products: (continued)
	2,549,087	Berlin Packaging LLC 2017 Term Loan B, 4.513%, (US0003M + 3.250%), 10/01/21	$2,562,097	0.6
	947,625	Berry Plastics Group, Inc. Term Loan N, 3.481%, (US0003M + 2.250%), 01/19/24	948,809	0.2
	690,000	BWAY Holding Company 2017 Term Loan B, 4.481%, (US0003M + 3.250%), 04/03/24	691,725	0.1
	500,000	Consolidated Container Company LLC 2017 First Lien Term Loan, 4.739%, (US0003M + 3.500%), 05/09/24	504,531	0.1
	1,437,398	Flex Acquisition Company, Inc. First Lien Term Loan, 4.299%, (US0003M + 3.000%), 12/13/23	1,435,601	0.3
EUR	2,000,000	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR003M + 3.000%), 10/29/22	2,386,111	0.5
	1,119,345	Husky Injection Molding Systems Ltd. New Term Loan B, 4.489%, (US0003M + 3.250%), 06/30/21	1,125,960	0.2
	1,129,325	Milacron LLC Amended Term Loan B, 4.239%, (US0003M + 3.000%), 09/28/23	1,133,560	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,433,299		ProAmpac PG Borrower LLC First Lien Term Loan, 5.275%, (US0003M + 4.000%), 11/18/23	$1,452,708	0.3
245,000		ProAmpac PG Borrower LLC Second Lien Term Loan, 9.816%, (US0003M + 8.500%), 10/21/24	250,053	0.1
3,622,671		Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.239%, (US0003M + 3.000%), 02/05/23	3,631,727	0.8
2,205,451		SIG Combibloc Group AG, 4.239%, (US0001M + 3.000%), 03/13/22	2,219,098	0.5
1,617,620		Tekni-Plex, Inc. Term Loan B1, 4.811%, (US0003M + 3.500%), 06/01/22	1,622,339	0.4
1,082,108		Tricorbraun Holdgins Inc First Lien Term Loan, 5.046%, (US0003M + 3.750%), 11/30/23	1,093,944	0.3
108,755	(2)	TricorBraun Holdings, Inc. First Lien Delayed Draw Term Loan, 3.750%, (US0003M + 3.750%), 11/30/23	109,944	0.0
			23,045,906	5.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Cosmetics/Toiletries: 0.5%
860,000	Parfums Hldg Co Inc, Wellness Merger Sub, Inc. First Lien Term Loan, 6.046%, (US0003M + 4.750%), 06/30/24	$863,584	0.2
1,327,413	Revlon Consumer Products Corporation 2016 Term Loan B, 4.739%, (US0003M + 3.500%), 07/22/23	1,198,227	0.3
		2,061,811	0.5
	Drugs: 1.1%
1,513,448	Alvogen Pharma US, Inc. Term Loan, 6.240%, (US0003M + 5.000%), 04/02/22	1,503,988	0.3
2,350,000	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 5.500%, (US0003M + 4.250%), 04/05/24	2,364,267	0.5
598,500	Horizon Pharma, Inc. 2017 Term Loan B, 5.000%, (US0003M + 3.750%), 03/15/24	603,644	0.2
501,822	Prestige Brands, Inc. Term Loan B5, 3.989%, (US0003M + 2.750%), 01/26/24	503,978	0.1
		4,975,877	1.1
	Ecological Services & Equipment: 1.1%
1,821,446	4L Holdings, LLC First Lien Term Loan, 5.731%, (US0003M + 4.500%), 05/08/20	1,602,872	0.4
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,364,241		ADS Waste Holdings Inc Term Loan, 3.944%, (US0003M + 2.750%), 11/10/23	$3,388,686	0.7
				4,991,558	1.1
			Electronics/Electrical: 17.2%
	1,546,125		Aptean, Inc. 2017 First Lien Term Loan, 5.550%, (US0003M + 4.250%), 12/20/22	1,560,040	0.3
	728,591	(1)	ASG Technologies Group, Inc. Term Loan, 6.061%, (US0003M + 4.750%), 07/10/24	737,699	0.2
EUR	487,578		Avast Software B.V. 2017 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 09/30/23	586,864	0.1
	2,579,350		Avast Software B.V. 2017 USD Term Loan B, 4.503%, (US0003M + 3.250%), 09/30/23	2,599,770	0.6
	3,365,455		BMC Software Finance, Inc. 2017 USD Term Loan, 5.239%, (US0003M + 4.000%), 09/13/22	3,388,021	0.8
EUR	1,648,770		BMC Software Finance, Inc. EUR Term Loan, 4.500%, (EUR003M + 4.500%), 09/10/20	1,978,454	0.4
	3,758,226		Compuware Corporation Term Loan B3, 5.550%, (US0003M + 4.250%), 12/15/21	3,794,636	0.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical: (continued)
	5,582,796	Dell Inc. 2017 Term Loan B, 3.740%, (US0003M + 2.500%), 09/07/23	$5,611,708	1.2
	2,621,385	Epicor Software Corporation First Lien Term Loan, 4.990%, (US0003M + 3.750%), 05/08/22	2,629,577	0.6
	3,040,257	SkillSoft Corporation First Lien Term Loan, 5.989%, (US0003M + 4.750%), 04/28/21	2,837,891	0.6
	222,723	Eze Castle Software Inc. 2017 First Lien Term Loan, 4.296%, (US0003M + 3.000%), 04/06/20	223,836	0.1
	1,095,000	Eze Castle Software Inc. New Second Lien Term Loan, 7.796%, (US0003M + 6.500%), 04/05/21	1,097,738	0.2
	1,396,350	Go Daddy Operating Company, LLC 2017 Term Loan B, 3.734%, (US0003M + 2.500%), 02/02/24	1,402,110	0.3
EUR	995,000	Greeneden U.S. Holdings II, LLC 2017 EUR Term Loan B, 5.000%, (EUR003M + 4.000%), 12/01/23	1,194,271	0.2
	766,150	Greeneden U.S. Holdings II, LLC USD 2017 Term Loan B2, 5.007%, (US0003M + 3.750%), 12/01/23	771,497	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,319,251	Hyland Software, Inc. 2017 First Lien Term Loan, 4.489%, (US0003M + 3.250%), 07/01/22	$3,346,565	0.7
EUR	394,013	Infor (US), Inc. EUR Extended Term Loan B, 3.750%, (EUR003M + 2.750%), 02/01/22	472,082	0.1
	1,635,168	Informatica Corporation USD Term Loan, 4.796%, (US0003M + 3.500%), 05/29/22	1,639,938	0.4
	3,303,421	Kronos Incorporated 2017 Term Loan B, 4.811%, (US0003M + 3.500%), 11/01/23	3,334,952	0.7
	837,250	Lully Finance LLC USD Term Loan B3, 4.734%, (US0003M + 3.500%), 10/14/22	830,448	0.2
EUR	200,000	Lully Finance Sarl 2016 EUR First Lien Term Loan, 3.750%, (EUR003M + 3.750%), 10/22/22	238,090	0.0
	415,310	MA FinanceCo., LLC USD Term Loan B3, 3.981%, (US0003M + 2.750%), 04/18/24	415,440	0.1
	348,529	MaxLinear, Inc. Term Loan B, 3.729%, (US0003M + 2.500%), 04/05/24	348,747	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical: (continued)
2,375,000	(1)	MH Sub I, LLC 2017 First Lien Term Loan, 5.068%, (US0003M + 3.750%), 08/15/24	$2,367,281	0.5
810,000	(1)	MH Sub I, LLC 2017 Second Lien Term Loan, 8.818%, (US0003M + 7.750%), 08/15/25	813,376	0.2
775,125		Navico, Inc. First Lien Term Loan, 6.989%, (US0003M + 5.750%), 03/08/24	773,187	0.2
671,760		Optiv Security, Inc. First Lien Term Loan, 4.563%, (US0003M + 3.250%), 01/19/24	615,220	0.1
500,000		Optiv Security, Inc. Second Lien Term Loan, 8.563%, (US0003M + 7.250%), 02/01/25	452,500	0.1
2,128,609		Quest Software US Holdings INC First Lien, 7.257%, (US0003M + 6.000%), 09/23/22	2,164,087	0.5
3,092,250		Rackspace Hosting, Inc. 2017 First Lien Term Loan, 4.310%, (US0003M + 3.000%), 11/03/23	3,100,302	0.7
3,066,950		Riverbed Technology, Inc. 2016 Term Loan, 4.490%, (US0003M + 3.250%), 04/24/22	2,991,236	0.7
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,437,750		RP Crown Parent LLC Term Loan B, 4.739%, (US0003M + 3.500%), 09/22/23	$2,458,320	0.5
	2,804,690		Seattle Spinco, Inc. USD Term Loan B3, 4.030%, (US0003M + 2.750%), 04/30/24	2,805,568	0.6
EUR	1,000,000		SGB-SMIT Management GmbH EUR Term Loan B, 4.000%, (EUR003M + 4.000%), 07/31/24	1,206,713	0.3
	3,616,079		SolarWinds Holdings, Inc. 2017 Term Loan, 4.739%, (US0003M + 3.500%), 02/05/23	3,636,871	0.8
	705,487		Synchronoss Technologies, Inc. Term Loan, 5.757%, (US0003M + 4.500%), 01/12/24	702,841	0.1
	1,293,500		Tessera Holding Corporation Term Loan B, 4.489%, (US0003M + 3.250%), 11/03/23	1,309,400	0.3
	2,052,632		TTM Technologies, Inc. First Lien Term Loan, 5.489%, (US0003M + 4.250%), 04/21/22	2,082,138	0.5
	3,141,979	(1)	Veritas Bermuda Ltd. Repriced Term Loan B, 5.796%, (US0003M + 4.500%), 01/27/23	3,166,197	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical: (continued)
5,148,130	Western Digital Corporation 2017 USD Term Loan B, 3.984%, (US0003M + 2.750%), 04/29/23	$5,191,163	1.1
1,703,445	Zebra Technologies Corporation 2017 Term Loan B, 3.314%, (US0003M + 2.000%), 10/27/21	1,706,117	0.4
		78,582,891	17.2
	Equipment Leasing: 0.3%
1,535,000	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan, 5.522%, (US0003M + 4.250%), 06/06/24	1,542,388	0.3
	Financial Intermediaries: 1.9%
624,000	Blucora, Inc. Term Loan B, 5.037%, (US0003M + 3.750%), 04/19/24	629,200	0.1
2,904,681	Duff & Phelps Investment Management Co. Term Loan B, 5.046%, (US0003M + 3.750%), 04/23/20	2,929,501	0.7
430,000	Focus Financial Partners, LLC First Lien Term Loan, 4.549%, (US0003M + 3.250%), 05/22/24	434,838	0.1
2,713,200	LPL Holdings, Inc. 2017 Term Loan B, 3.825%, (US0003M + 2.500%), 03/10/24	2,728,462	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,984,638	Trans Union, LLC Term Loan B3, 3.239%, (US0003M + 2.000%), 04/07/23	$1,989,955	0.4
		8,711,956	1.9
	Food Products: 2.3%
545,000	American Seafoods Group LLC 2017 First Lien Term Loan, 4.555%, (US0003M + 3.250%), 08/21/23	547,384	0.1
415,000	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.312%, (US0003M + 4.000%), 06/21/24	418,631	0.1
1,278,458	Atrium Innovations Inc. USD Term Loan, 4.796%, (US0003M + 3.500%), 02/13/21	1,283,786	0.3
423,150	CSM Bakery Solutions LLC First Lien Term Loan, 5.300%, (US0003M + 4.000%), 07/03/20	409,663	0.1
1,061,500	Del Monte Foods, Inc. First Lien Term Loan, 4.575%, (US0003M + 3.250%), 02/18/21	873,968	0.2
1,700,000	Del Monte Foods, Inc. Second Lien Term Loan, 8.690%, (US0003M + 7.250%), 08/18/21	1,003,000	0.2
870,000	Dole Food Company Inc. 2017 Term Loan B, 4.012%, (US0003M + 2.750%), 03/16/24	873,927	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Food Products: (continued)
	1,743,125		JBS USA, LLC 2017 Term Loan B, 3.804%, (US0003M + 2.500%), 10/30/22	$1,731,959	0.4
	765,000		Nomad Foods Europe Midco Limited USD Term Loan B, 3.977%, (US0003M + 2.750%), 04/18/24	768,825	0.2
	980,000		NPC International, Inc. First Lien Term Loan, 4.736%, (US0003M + 3.500%), 03/17/24	987,350	0.2
	327,500		NPC International, Inc. Second Lien Term Loan, 8.736%, (US0003M + 7.500%), 03/17/25	332,003	0.1
EUR	1,000,000	(1)	Valeo F1 Company Limited (Ireland) 2017 EUR Term Loan B, 5.068%, (EUR003M + 3.750%), 08/09/24	1,192,961	0.2
				10,423,457	2.3
			Food Service: 1.4%
	2,229,228		CEC Entertainment Concepts, L.P. Term Loan, 4.239%, (US0003M + 3.000%), 02/14/21	2,221,566	0.5
	764,008		Landrys, Inc. 2016 Term Loan B, 3.984%, (US0003M + 2.750%), 09/13/23	762,575	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,086,667		Manitowoc Foodservice, Inc. Term Loan B, 4.239%, (US0003M + 3.000%), 04/02/23	$1,096,854	0.2
2,328,987		US Foods, Inc. 2016 Term Loan B, 3.989%, (US0003M + 2.750%), 06/13/23	2,343,544	0.5
			6,424,539	1.4
		Food/Drug Retailers: 2.8%
2,533,670		Albertsons, LLC USD 2017 Term Loan B4, 3.989%, (US0003M + 2.750%), 08/25/21	2,477,456	0.6
635,000	(1)	Natures Bounty Co. (The) 2017 Second Lien Term Loan, 9.068%, (US0003M + 7.750%), 09/15/25	632,883	0.1
845,750		Natures Bounty Co. (The) 2017 USD Term Loan B, 4.796%, (US0003M + 3.500%), 05/05/23	845,070	0.2
1,365,000	(1)	Natures Bounty Co. (The) New 2017 Term Loan, 4.818%, (US0003M + 3.500%), 08/11/24	1,357,322	0.3
2,428,807		Portillos Holdings, LLC First Lien Term Loan, 5.796%, (US0003M + 4.500%), 08/02/21	2,441,711	0.5
1,671,600		Moran Foods LLC Term Loan, 7.239%, (US0003M + 6.000%), 11/29/23	1,592,199	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food/Drug Retailers: (continued)
1,050,000	Smart & Final Stores LLC First Lien Term Loan, 4.772%, (US0003M + 3.500%), 11/15/19	$1,014,125	0.2
945,445	Supervalu Inc. 2017 Delayed Draw Term Loan, 4.734%, (US0003M + 3.500%), 06/08/24	914,718	0.2
1,575,742	Supervalu Inc. 2017 Term Loan B, 4.739%, (US0003M + 3.500%), 06/08/24	1,524,531	0.3
		12,800,015	2.8
	Forest Products: 0.2%
940,500	Blount International Inc. USD Term Loan, 6.236%, (US0003M + 5.000%), 04/12/23	950,493	0.2
	Health Care: 15.1%
1,943,632	Acadia Healthcare Company, Inc. Term Loan B2, 3.982%, (US0003M + 2.750%), 04/02/23	1,965,255	0.4
552,183	ADMI Corp. 2015 Term Loan B, 5.061%, (US0003M + 3.750%), 04/30/22	558,510	0.1
3,902,906	Air Medical Group Holdings, Inc. Term Loan B, 4.489%, (US0003M + 3.250%), 04/06/22	3,806,145	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,803,058		Air Methods Corporation 2017 Term Loan B, 4.796%, (US0003M + 3.500%), 04/21/24	$1,764,743	0.4
525,000	(1)	Albany Molecular Research, Inc. 2017 First Lien Term Loan, 4.568%, (US0003M + 3.750%), 07/19/24	526,149	0.1
1,028,935		ATI Holdings Acquisition, Inc. 2016 Term Loan, 4.801%, (US0003M + 3.500%), 04/21/23	1,034,723	0.2
3,030,405		Auris Luxembourg III S.a.r.l. 2017 USD Term Loan B7, 4.296%, (US0003M + 3.000%), 01/17/22	3,037,981	0.7
1,976,353		CareCore National, LLC Term Loan B, 5.239%, (US0003M + 4.000%), 03/05/21	2,004,763	0.4
855,000	(1)	Carestream Dental Equiment, Inc 2017 First Lien Term Loan B, 4.568%, (US0003M + 4.000%), 08/07/24	853,664	0.2
1,567,760		Catalent Pharma Solutions Inc. USD Term Loan B, 3.989%, (US0003M + 2.750%), 05/20/21	1,580,078	0.4
649,356		CCS Intermediate Holdings LLC — First Lien, 5.296%, (US0003M + 4.000%), 07/23/21	582,797	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care: (continued)
2,384,453	CDRH Parent, Inc. New First Lien Term Loan, 5.320%, (US0003M + 4.250%), 07/01/21	$1,901,005	0.4
2,250,000	CDRH Parent, Inc. Second Lien, 9.299%, (US0003M + 8.000%), 07/01/22	1,625,625	0.4
3,990,000	Change Healthcare Holdings, Inc. 2017 Term Loan B, 3.989%, (US0003M + 2.750%), 02/08/24	3,996,927	0.9
3,116,831	CHG Healthcare Services Inc. 2017 Term Loan B, 4.561%, (US0003M + 3.250%), 06/07/23	3,148,242	0.7
1,381,247	Community Health Systems, Inc. Term Loan H, 4.317%, (US0003M + 3.000%), 01/27/21	1,378,534	0.3
1,068,328	Concentra Inc. First Lien Term Loan, 4.211%, (US0003M + 3.000%), 04/22/22	1,077,310	0.2
934,957	Cotiviti Corporation Term Loan B, 3.800%, (US0003M + 2.500%), 09/28/23	939,239	0.2
1,566,942	DJO Finance LLC 2015 Term Loan, 4.485%, (US0003M + 3.250%), 04/21/20	1,562,241	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,583,372	Envision Healthcare Corp Term Loan B, 4.300%, (US0003M + 3.000%), 11/09/23	$1,596,434	0.4
1,116,577	ExamWorks Group, Inc. 2017 Term Loan, 4.489%, (US0003M + 3.250%), 07/23/23	1,123,905	0.3
335,000	GHX Ultimate Parent Corp, Commerce Merger Sub, Inc. 2017 First Lien Term Loan, 4.546%, (US0003M + 3.250%), 05/31/24	335,209	0.1
873,393	Greenway Health, LLC 2017 First Lien Term Loan, 6.050%, (US0003M + 4.750%), 02/14/24	875,576	0.2
1,068,180	Iasis Healthcare LLC Term Loan B3, 5.296%, (US0003M + 4.000%), 02/16/21	1,075,925	0.2
2,356,962	Jaguar Holding Company II 2017 Term Loan, 4.019%, (US0003M + 2.750%), 08/18/22	2,367,717	0.5
2,665,000	Kinetic Concepts, Inc. 2017 USD Term Loan B, 4.546%, (US0003M + 3.250%), 01/25/24	2,645,567	0.6
1,678,424	MPH Acquisition Holdings LLC 2016 Term Loan B, 4.296%, (US0003M + 3.000%), 06/07/23	1,687,266	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care: (continued)
2,580,820		NVA Holdings, Inc. USD First Lien Term Loan B2, 4.796%, (US0003M + 3.500%), 08/14/21	$2,599,371	0.6
1,476,219		Onex TSG Holdings II Corp. First Lien Term Loan, 5.239%, (US0003M + 4.000%), 07/31/22	1,483,600	0.3
2,448,000	(1)	Parexel International Corporation Term Loan B, 4.318%, (US0003M + 3.250%), 08/07/24	2,455,650	0.5
1,065,143		nThrive, Inc. 2016 First Lien Term Loan, 5.739%, (US0003M + 4.500%), 09/30/22	1,074,131	0.2
150,000		Press Ganey Holdings, Inc. Second Lien Term Loan, 8.489%, (US0003M + 7.250%), 09/20/24	153,563	0.0
606,950		Press Ganey Holdings, Inc. First Lien Term Loan, 4.489%, (US0003M + 3.250%), 09/20/23	610,175	0.1
908,245		Prospect Medical Holdings, Inc. Term Loan, 7.250%, (US0003M + 6.000%), 06/01/22	923,572	0.2
1,685,775		Select Medical Corporation 2017 Term Loan B, 4.810%, (US0003M + 3.500%), 01/26/24	1,704,374	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,217,810		Sterigenics- Nordion Holdings, LLC 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 03/23/22	$3,218,817	0.7
1,540,000	(1)	Surgery Center Holdings, Inc. 2017 Term Loan B, 4.568%, (US0003M + 3.500%), 06/06/24	1,526,765	0.3
1,695,750		Team Health Holdings, Inc. First Lien Term Loan, 3.989%, (US0003M + 2.750%), 01/17/24	1,679,852	0.4
525,000		Tecomet Inc. 2017 Term Loan B, 5.065%, (US0003M + 3.750%), 04/13/24	527,516	0.1
730,000		U.S. Anesthesia Partners, Inc. 2017 Term Loan, 4.486%, (US0003M + 3.250%), 06/07/24	733,042	0.2
3,449,975		U.S. Renal Care, Inc. 2015 Term Loan B, 5.546%, (US0003M + 4.250%), 11/06/22	3,389,600	0.7
989,691		Valeant Pharmaceuticals International, Inc. Term Loan B F1, 5.990%, (US0003M + 4.750%), 03/13/22	1,007,263	0.2
1,099,816		Vizient, Inc. 2017 Term Loan B, 4.734%, (US0003M + 3.500%), 02/13/23	1,113,976	0.3
			69,252,797	15.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Holding Companies — Diversified: 0.7%
2,962,500	First Eagle Holdings, Inc. Term Loan B, 4.796%, (US0003M + 3.500%), 12/01/22	$2,996,198	0.7
	Home Furnishings: 1.1%
1,553,482	Apollo Sec Svcs Borrower LLC, Prime Security Services Borrower, LLC 2016 First Lien Term Loan, 3.989%, (US0003M + 2.750%), 05/02/22	1,564,162	0.3
1,217,374	Hillman Group Inc. (The) Term Loan B, 4.796%, (US0003M + 3.500%), 06/30/21	1,225,364	0.3
2,211,350	Serta Simmons Bedding, LLC First Lien Term Loan, 4.801%, (US0003M + 3.500%), 10/20/23	2,155,513	0.5
		4,945,039	1.1
	Industrial Equipment: 4.4%
500,000	Accudyne Industries, LLC 2017 Term Loan, 5.013%, (US0003M + 3.750%), 08/02/24	501,328	0.1
2,730,219	Apex Tool Group, LLC Term Loan B, 4.500%, (US0001M + 3.250%), 02/01/20	2,632,387	0.6
1,373,060	Columbus McKinnon Corporation Term Loan B, 4.296%, (US0003M + 3.000%), 01/13/24	1,383,770	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,334,994		Cortes NP Acquisition Corporation 2017 Term Loan B, 5.239%, (US0003M + 4.000%), 11/30/23	$2,354,696	0.5
	887,800		WTG Holdings III Corp. First Lien Term Loan, 5.046%, (US0003M + 3.750%), 01/15/21	898,898	0.2
	1,634,091		Filtration Group Corporation First Lien Term Loan, 4.257%, (US0003M + 3.000%), 11/21/20	1,645,326	0.4
	4,895,042		Gardner Denver, Inc. USD Term Loan, 4.546%, (US0003M + 3.250%), 07/30/20	4,899,634	1.1
EUR	2,000,000	(1)	Gardner Denver, Inc. 2017 EUR Term Loan B, 4.318%, (EUR003M + 3.500%), 07/30/24	2,379,661	0.5
	669,938		Global Brass & Copper, Inc. 2016 Term Loan B, 4.500%, (US0003M + 3.250%), 06/15/23	675,799	0.1
	793,114		Kenan Advantage Group, Inc. 2015 Term Loan, 4.239%, (US0003M + 3.000%), 07/31/22	793,692	0.2
	241,188		Kenan Advantage Group, Inc. CAD Term Loan B, 4.239%, (US0003M + 3.000%), 07/31/22	241,364	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment: (continued)
333,473		MKS Instruments, Inc. 2017 Term Loan B2, 3.489%, (US0003M + 2.250%), 05/01/23	$336,738	0.1
800,000		Robertshaw US Holding Corp First Lien Term Loan, 5.750%, (US0003M + 4.500%), 08/08/24	806,251	0.2
345,000	(1)	Robertshaw US Holding Corp Second Lien Term Loan, 10.318%, (US0003M + 9.000%), 02/08/25	343,706	0.0
369,075		Terex Corporation 2017 Term Loan B, 3.726%, (US0003M + 2.500%), 01/24/24	370,305	0.1
			20,263,555	4.4
		Insurance: 6.4%
3,311,700		Acrisure, LLC 2016 Term Loan B, 6.296%, (US0003M + 5.000%), 10/28/23	3,365,515	0.7
2,741,568		Alliant Holdings I, Inc. 2015 Term Loan B, 4.564%, (US0003M + 3.250%), 07/15/22	2,746,709	0.6
2,059,650		AmWINS Group, Inc. 2017 Term Loan B, 3.986%, (US0003M + 2.750%), 01/05/24	2,066,455	0.5
195,000		AmWINS Group, Inc. Second Lien, 7.989%, (US0003M + 6.750%), 01/25/25	199,631	0.0
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,298,379	Applied Systems, Inc. New First Lien Term Loan, 4.546%, (US0003M + 3.250%), 01/25/21	$3,331,020	0.8
969,575	Applied Systems, Inc. New Second Lien Term Loan, 7.796%, (US0003M + 6.500%), 01/22/22	981,493	0.2
2,173,085	AssuredPartners, Inc. 2017 Term Loan, 4.739%, (US0003M + 3.500%), 10/21/22	2,182,203	0.5
431,375	CH Hold Corp. First Lien Term Loan, 4.239%, (US0003M + 3.000%), 01/18/24	433,891	0.1
1,280,000	Cypress Inter Hldgs III Inc, CCC Information Services, Inc. 2017 First Lien Term Loan, 4.240%, (US0003M + 3.000%), 03/29/24	1,280,000	0.3
150,000	Cypress Inter Hldgs III Inc, CCC Information Services, Inc. 2017 Second Lien Term Loan, 7.989%, (US0003M + 6.750%), 03/29/25	154,688	0.0
2,746,499	Hub International Limited Term Loan B, 4.312%, (US0003M + 3.000%), 10/02/20	2,762,344	0.6
2,462,625	NFP Corp. Term Loan B, 4.796%, (US0003M + 3.500%), 01/06/24	2,480,583	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Insurance: (continued)
1,825,000		Sedgwick Claims Management Services, Inc. Incremental Second Lien Term Loan, 7.067%, (US0003M + 5.750%), 02/28/22	$1,831,844	0.4
2,300,000		Sedgwick Claims Mgmt Svcs, Inc. Second Lien Term Loan, 6.989%, (US0003M + 5.750%), 02/28/22	2,314,375	0.5
1,900,000		USI, Inc. 2017 Term Loan B, 4.314%, (US0003M + 3.000%), 03/30/24	1,892,282	0.4
1,362,315		VF Holding Corp Reprice Term Loan, 4.546%, (US0003M + 3.250%), 06/30/23	1,368,382	0.3
			29,391,415	6.4
		Leisure Good/Activities/Movies: 5.8%
3,880,000		24 Hour Fitness Worldwide, Inc. New Term Loan B, 5.046%, (US0003M + 3.750%), 05/30/21	3,881,164	0.8
920,000	(1)	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 4.568%, (US0003M + 3.250%), 08/15/24	915,113	0.2
2,577,254		Delta 2 (LUX) S.a.r.l. USD Term Loan B3, 4.489%, (US0006M + 3.250%), 07/31/21	2,588,676	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	170,000		Equinox Holdings, Inc. 2017 Second Lien Term Loan, 8.232%, (US0003M + 7.000%), 03/03/25	$173,570	0.0
	2,094,750		Equinox Holdings, Inc. 2017 Term Loan B, 4.489%, (US0003M + 3.250%), 03/03/24	2,103,653	0.5
	4,775,909		Fitness International, LLC Term Loan B, 5.489%, (US0003M + 4.250%), 07/01/20	4,835,608	1.0
EUR	1,000,000	(1)	Fugue Finance B.V. EUR Term Loan, 4.568%, (EUR003M + 3.250%), 06/27/24	1,196,180	0.3
	445,000		Hayward Industries, Inc. Term Loan B, 4.731%, (US0003M + 3.500%), 07/18/24	447,967	0.1
	900,000		Kingpin Intermediate Holdings LLC 2017 First Lien Term Loan B, 5.490%, (US0003M + 4.250%), 06/28/24	908,437	0.2
	987,481		LTF Merger Sub, Inc. 2017 Term Loan B, 4.317%, (US0003M + 3.000%), 06/10/22	991,493	0.2
EUR	666,650		NEP Europe Finco B.V. EUR Incremental Term Loan, 3.750%, (EUR003M + 3.500%), 11/17/23	801,221	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Leisure Good/Activities/Movies: (continued)
	1,561,278		NEP/NCP Holdco, Inc. 2017 Second Lien Term Loan, 8.231%, (US0003M + 7.000%), 01/23/23	$1,584,698	0.4
	2,838,938		NEP/NCP Holdco, Inc. 2017 Term Loan, 4.489%, (US0003M + 3.250%), 07/21/22	2,881,522	0.6
	539,228		SRAM, LLC 2017 Term Loan, 4.757%, (US0003M + 3.500%), 03/07/24	543,272	0.1
EUR	1,000,000	(1)	Stage Entertainment B.V. EUR Term Loan B, 5.318%, (EUR003M + 4.000%), 06/29/24	1,202,915	0.3
	936,656		UFC Holdings, LLC First Lien Term Loan, 4.490%, (US0003M + 3.250%), 07/20/23	941,339	0.2
	643,733		Winnebago Industries, Inc. Term Loan, 5.722%, (US0003M + 4.500%), 10/28/23	650,573	0.1
				26,647,401	5.8
			Lodging & Casinos: 6.0%
	4,831,363		Amaya Holdings B.V. Repriced Term Loan B, 4.796%, (US0003M + 3.500%), 08/01/21	4,853,843	1.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
858,038		American Casino Entertainment Properties LLC Term Loan, 4.489%, (US0003M + 3.250%), 07/07/22	$862,328	0.2
300,000		Belmond Interfin Ltd. USD 2017 Term Loan B, 3.989%, (US0003M + 2.750%), 06/21/24	301,000	0.1
553,613		Caesars Growth Properties Holdings, LLC 2017 Term Loan, 4.239%, (US0003M + 3.000%), 05/08/21	555,896	0.1
560,000		CBAC Borrower, LLC 2017 Term Loan B, 5.239%, (US0003M + 4.000%), 06/28/24	563,500	0.1
1,500,000		CityCenter Holdings, LLC 2017 Term Loan B, 3.734%, (US0003M + 2.500%), 04/07/24	1,505,157	0.3
1,250,566		ESH Hospitality, Inc. 2017 Term Loan B, 3.739%, (US0003M + 2.500%), 08/30/23	1,256,645	0.3
1,460,000		Everi Payments Inc. Term Loan B, 5.739%, (US0003M + 4.500%), 05/01/24	1,475,147	0.3
1,705,000	(1)	Golden Entertainment, Inc. 2017 First Lien Term Loan, 4.318%, (US0003M + 3.000%), 08/15/24	1,702,869	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos: (continued)
475,000	(1)	Golden Entertainment, Inc. 2017 Second Lien Term Loan, 8.318%, (US0003M + 7.000%), 08/15/25	$477,375	0.1
869,318		Golden Nugget, Inc. New Delayed Draw Term Loan, 4.740%, (US0003M + 3.500%), 11/21/19	877,468	0.2
2,028,409		Golden Nugget, Inc. New Term Loan B, 4.740%, (US0003M + 3.500%), 11/21/19	2,047,425	0.4
1,984,810		La Quinta Intermediate Holdings LLC Term Loan B, 4.054%, (US0003M + 2.750%), 04/14/21	1,996,906	0.4
3,387,258		Scientific Games International, Inc. 2017 Term Loan B4, 4.512%, (US0003M + 3.250%), 08/14/24	3,418,407	0.8
3,577,987		Station Casinos LLC 2016 Term Loan B, 3.740%, (US0003M + 2.500%), 05/23/23	3,580,224	0.8
1,935,310		Twin River Management Group, Inc. Term Loan, 4.796%, (US0003M + 3.500%), 07/10/20	1,951,640	0.4
			27,425,830	6.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Oil & Gas: 2.3%
1,390,000		Energy Transfer Equity, L.P. 2017 Term Loan B, 3.981%, (US0003M + 2.750%), 01/24/24	$1,395,585	0.3
2,055,113		FTS International, Inc. New Term Loan B, 5.989%, (US0003M + 4.750%), 04/16/21	1,865,015	0.4
6,525,750		HGIM Corp. Term Loan B, 5.818%, (US0003M + 4.500%), 06/18/20	2,740,815	0.6
997,500		Limetree Bay Terminals, LLC 2017 Term Loan B, 5.228%, (US0003M + 4.000%), 02/15/24	1,009,969	0.2
1,884,641		MEG Energy Corp. 2017 Term Loan B, 4.734%, (US0003M + 3.500%), 12/31/23	1,872,156	0.4
1,190,151		Southcross Energy Partners, L.P. First Lien Term Loan, 5.546%, (US0003M + 4.250%), 08/04/21	1,060,722	0.3
105,654	(3)	Southcross Holdings Borrower LP Exit Term Loan B, 3.500% (PIK Rate 5.500%, Cash Rate 0.000%), 04/13/23	92,183	0.0
430,000		Summit Midstream Partners Holdings, LLC Term Loan B, 7.239%, (US0003M + 6.000%), 03/06/22	436,450	0.1
			10,472,895	2.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Publishing: 1.4%
1,290,193	(3	),(4)	682534 N.B. Inc. Term Loan, 8.000% (PIK Rate 0.000%, Cash Rate 0.000%), 10/01/20	$741,861	0.2
1,145,574			McGraw-Hill Global Education Holdings, LLC 2016 Term Loan B, 5.239%, (US0003M + 4.000%), 05/04/22	1,128,152	0.2
2,183,781			Merrill Communications, LLC 2015 Term Loan, 6.561%, (US0003M + 5.250%), 05/27/22	2,192,654	0.5
2,253,612			Tribune Media Company Term Loan C, 4.239%, (US0003M + 3.000%), 01/27/24	2,266,288	0.5
180,814			Tribune Media Company Term Loan, 4.239%, (US0003M + 3.000%), 12/27/20	181,491	0.0
				6,510,446	1.4
			Radio & Television: 3.6%
2,214,950			CBS Radio Inc. Term Loan B, 4.736%, (US0003M + 3.500%), 10/06/23	2,233,407	0.5
2,440,598			Cumulus Media Holdings Inc. 2013 Term Loan, 4.490%, (US0003M + 3.250%), 12/19/20	2,008,917	0.4
2,174,075			Learfield Communications INC. 2016 First Lien Term Loan, 4.490%, (US0003M + 3.250%), 11/17/23	2,190,381	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,512,813	Lions Gate Entertainment Corp. 2016 First Lien Term Loan, 4.239%, (US0003M + 3.000%), 10/12/23	$1,524,907	0.3
	260,032	Mission Broadcasting, Inc. 2017 Term Loan B2, 3.732%, (US0003M + 2.500%), 01/17/24	260,845	0.0
	2,093,344	Nexstar Broadcasting, Inc. 2017 Term Loan B2, 3.732%, (US0003M + 2.500%), 01/17/24	2,099,885	0.5
	1,310,000	Raycom TV Broadcasting, LLC 2017 Term Loan B, 3.986%, (US0003M + 2.750%), 07/25/24	1,316,550	0.3
	5,072,646	Univision Communications Inc. Term Loan C5, 3.989%, (US0003M + 2.750%), 03/15/24	5,041,292	1.1
			16,676,184	3.6
		Retailers (Except Food & Drug): 7.8%
	1,229,479	Abercrombie & Fitch Management Co. Term Loan B, 4.990%, (US0003M + 3.750%), 07/14/21	1,201,816	0.3
EUR	2,090,000	Action Nederland B.V. EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 01/22/23	2,522,103	0.5
	1,643,595	Ascena Retail Group, Inc. 2015 Term Loan B, 5.750%, (US0003M + 4.500%), 07/21/22	1,276,526	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Retailers (Except Food & Drug): (continued)
795,000	Bass Pro Group, LLC Asset Sale Term Loan, 6.046%, (US0003M + 4.750%), 05/04/18	$797,981	0.2
1,000,000	Bass Pro Group, LLC Term Loan B, 6.296%, (US0003M + 5.000%), 12/16/23	956,875	0.2
1,969,281	Belk, Inc. Term Loan B First Lien, 6.054%, (US0003M + 4.750%), 10/29/22	1,619,734	0.4
3,192,000	BJs Wholesale Club, Inc. 2017 First Lien Term Loan, 4.968%, (US0003M + 3.750%), 01/26/24	3,092,250	0.7
650,000	BJs Wholesale Club, Inc. 2017 Second Lien Term Loan, 8.710%, (US0003M + 7.500%), 01/26/25	630,229	0.1
1,164,065	Evergreen Acqco 1 LP New Term Loan, 5.064%, (US0003M + 3.750%), 07/09/19	1,094,221	0.2
1,930,289	General Nutrition Centers, Inc. New Term Loan, 3.740%, (US0003M + 2.500%), 03/04/19	1,846,184	0.4
3,198,504	Harbor Freight Tools USA, Inc. 2016 Term Loan B, 4.489%, (US0003M + 3.250%), 08/19/23	3,211,388	0.7
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,585,463		Jo-Ann Stores, Inc. 2016 Term Loan, 6.391%, (US0003M + 5.000%), 09/27/23	$2,547,759	0.6
1,478,825		Leslies Poolmart, Inc. 2016 Term Loan, 5.061%, (US0003M + 3.750%), 07/27/23	1,482,676	0.3
3,214,615		Mens Wearhouse, Inc. (The) Term Loan B, 4.770%, (US0003M + 3.500%), 06/18/21	3,086,030	0.7
387,995		National Vision, Inc. First Lien Term Loan, 4.239%, (US0001M + 3.000%), 03/12/21	389,268	0.1
2,366,248	(1)	Neiman Marcus Group, Inc. (The) 2020 Term Loan B, 4.481%, (US0003M + 3.250%), 10/25/20	1,753,389	0.4
1,063,077		Party City Holdings Inc. 2016 Term Loan, 4.319%, (US0003M + 3.000%), 08/19/22	1,065,983	0.2
2,612,719		Petco Animal Supplies, Inc. 2017 Term Loan B, 4.311%, (US0003M + 3.000%), 01/09/23	2,203,392	0.5
5,368,925		PetSmart, Inc., 4.240%, (US0003M + 3.000%), 03/10/22	4,755,526	1.0
			35,533,330	7.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Surface Transport: 1.2%
389,025	AI Mistral Holdco Limited 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 01/27/24	$387,404	0.1
1,656,838	IBC Capital Limited First Lien Term Loan, 4.978%, (US0003M + 3.750%), 08/05/21	1,645,103	0.4
1,790,886	Navistar International Corp. Term Loan B, 5.240%, (US0003M + 4.000%), 08/07/20	1,808,422	0.4
1,595,808	OSG Bulk Ships, Inc OBS Term Loan, 5.570%, (US0003M + 4.250%), 08/05/19	1,523,997	0.3
		5,364,926	1.2
	Telecommunications: 8.2%
1,760,588	Altice Financing SA 2017 USD Term Loan B, 4.054%, (US0003M + 2.750%), 06/21/25	1,760,587	0.4
3,224,159	Aricent Technologies 1st Lien Term Loan, 5.729%, (US0003M + 4.500%), 04/14/21	3,237,594	0.7
380,000	Asurion LLC 2017 Second Lien Term Loan, 7.239%, (US0003M + 6.000%), 07/11/25	389,025	0.1
2,913,723	Asurion LLC 2017 Term Loan B4, 3.989%, (US0003M + 2.750%), 08/04/22	2,927,989	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,655,019		Asurion LLC 2017 Term Loan B5, 4.239%, (US0003M + 3.000%), 11/03/23	$2,670,429	0.6
3,200,000		CenturyLink, Inc. 2017 Term Loan B, 2.750%, (US0003M + 2.750%), 01/31/25	3,134,000	0.7
4,870,178		Communications Sales & Leasing, Inc. 2017 Term Loan B, 4.239%, (US0003M + 3.000%), 10/24/22	4,716,466	1.1
3,659,931		Consolidated Communications, Inc. 2016 Term Loan B, 4.240%, (US0003M + 3.000%), 09/30/23	3,605,603	0.8
1,514,887		Global Tel*Link Corporation First Lien Term Loan, 5.296%, (US0003M + 4.000%), 05/23/20	1,527,510	0.3
850,000		Global Tel*Link Corporation Second Lien Term Loan, 9.046%, (US0003M + 7.750%), 11/23/20	849,646	0.2
1,959,184		LTS Buyer LLC First Lien Term Loan, 4.546%, (US0003M + 3.250%), 04/11/20	1,966,006	0.4
1,150,000	(1)	Securus Technologies Holdings, Inc. 2017 First Lien Term Loan, 5.818%, (US0003M + 4.500%), 08/25/24	1,162,937	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications: (continued)
2,708,213	Sprint Communications, Inc. First Lien Term Loan B, 3.750%, (US0003M + 2.500%), 02/02/24	$2,715,831	0.6
1,997,574	Syniverse Holdings, Inc. Term Loan, 4.311%, (US0003M + 3.000%), 04/23/19	1,927,659	0.4
1,955,000	U.S. Telepacific Corporation 2017 Term Loan B, 6.317%, (US0003M + 5.000%), 04/17/23	1,924,758	0.4
2,996,640	Windstream Corporation Repriced Term Loan B6, 5.230%, (US0003M + 4.000%), 03/16/21	2,754,413	0.6
		37,270,453	8.2
	Utilities: 4.4%
994,924	Calpine Corporation Term Loan B5, 4.050%, (US0003M + 2.750%), 05/19/22	994,371	0.2
985,000	Calpine Corporation Term Loan B6, 4.050%, (US0003M + 2.750%), 01/13/23	984,384	0.2
1,621,850	Dayton Power & Light Company (The) Term Loan B, 4.490%, (US0003M + 3.250%), 08/15/22	1,649,219	0.4
1,815,144	Dynegy Inc. 2017 Term Loan C, 4.489%, (US0003M + 3.250%), 06/27/23	1,819,965	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,118,856	EFS Cogen Holdings I LLC 2016 Term Loan B, 4.796%, (US0003M + 3.500%), 06/22/23	$2,139,384	0.5
950,525	Entergy Rhode Island State Energy, L.P. Term Loan B, 5.990%, (US0003M + 4.750%), 11/12/22	951,119	0.2
1,231,299	Helix Gen Funding, LLC Term Loan B, 4.960%, (US0003M + 3.750%), 02/23/24	1,245,835	0.3
1,617,000	Longview Power LLC Term Loan B, 7.240%, (US0003M + 6.000%), 04/13/21	937,860	0.2
992,500	Meter Readings Holding, LLC 2016 Term Loan B, 7.067%, (US0003M + 5.750%), 08/17/23	1,012,350	0.2
1,245,588	Middle River Power LLC Term Loan B, 8.296%, (US0003M + 7.000%), 09/29/22	1,195,764	0.3
650,000	Nautilus Power, LLC Term Loan B, 5.739%, (US0003M + 4.500%), 04/26/24	654,198	0.1
1,645,000	Southeast PowerGen, LLC Term Loan B, 4.800%, (US0003M + 3.500%), 11/05/21	1,573,031	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Utilities: (continued)
2,430,643			TEX Operations Co. LLC Exit Term Loan B, 3.987%, (US0003M + 2.750%), 08/04/23	$2,435,706	0.5
557,143			TEX Operations Co. LLC Exit Term Loan C, 3.982%, (US0003M + 2.750%), 08/04/23	558,303	0.1
2,101,225			TPF II Power, LLC Term Loan B, 4.989%, (US0003M + 3.750%), 09/11/21	2,107,464	0.5
				20,258,953	4.4
			Total Senior Loans (Cost $646,705,463)	638,967,333	139.7
Shares				Value	Percentage of Net Assets
	EQUITIES AND OTHER ASSETS: 0.3%
89,600	(5)		Cengage Learning Holdings II L.P.	616,000	0.2
42,798	(5)		Everyware Global, Inc.	335,279	0.1
156,376	(5)		Longview Power LLC	125,101	0.0
57,894	(5)		Millennium Health, LLC	61,541	0.0
—	(5	)(6)	Millennium Health, LLC	—	0.0
Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
206,462	(5)	Nelson Education Ltd.	$18,582	0.0
111	(5)	Southcross Holdings GP LLC	—	0.0
111	(5)	Southcross Holdings LP Class A	74,925	0.0
		Total Equities and Other Assets (Cost $5,389,020)	1,231,428	0.3
		Total Investments (Cost $652,094,483)	$640,198,761	140.0
		Liabilities in Excess of Other Assets	(183,002,014)	(40.0)
		Net Assets	$457,196,747	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  Loans purchased on a when-issued or delayed-delivery basis. Interest rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 8 for additional details.

(3)  All or a portion of this Senior Loan is payment-in-kind ("PIK") which may pay interest or additional principal at the issuer's discretion. Rates shown are the current rate and possible payment rates.

(4)  Issuer filed for bankruptcy and/or is in default.

(5)  Non-income producing security.

(6)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR003M  3-month EURIBOR

PRIME  Federal Reserve Bank Prime Loan Rate

US0001M  1-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2017 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2017
Asset Table
Investments, at fair value
Senior Loans	$—	$638,169,352	$—	$638,169,352
Equities and Other Assets	—	1,231,428	—	1,231,428
Short-Term Investments	—	797,981	—	797,981
Total Investments, at fair value	$—	$640,198,761	$—	$640,198,761
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(277,365)	$—	$(277,365)
Total Liabilities	$—	$(277,365)	$—	$(277,365)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and include open forward foreign currency contracts which are fair valued at the unrealized gain (loss) on the instrument.

At August 31, 2017, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,557,512	EUR	21,680,000	State Street Bank & Trust Co.	09/21/17	$(273,318)
USD	603,597	EUR	510,000	State Street Bank & Trust Co.	09/21/17	(4,047)
						$(277,365)

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$277,365
Total Liability Derivatives		$277,365

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2017 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(1,950,189)
Total	$(1,950,189)
Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income Forward foreign currency contracts
Foreign exchange contracts	$(272,931)
Total	$(272,931)

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2017 (UNAUDITED) (CONTINUED)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2017:

State Street Bank & Trust Co.
Liabilities:
Forward foreign currency contracts	$277,365
Total Liabilities	$277,365
Net OTC derivative instruments by counterparty, at fair value	$(277,365)
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$(277,365)

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0817-102417)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 8, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: November 8, 2017

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 8, 2017